THE PHOENIX-ENGEMANN FUNDS
                          PHOENIX BALANCED RETURN FUND

      Supplement dated March 15, 2006 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005, October 31, 2005, January 11, 2006
      and February 17, 2006 and to the Statement of Additional Information
                       dated May 1, 2005, as supplemented
              June 17, 2005, August 23, 2005, and January 11, 2006

IMPORTANT NOTICE TO INVESTORS

    The Board of Trustees of the Phoenix Balanced Return Fund (the "Board"), as permitted under the provisions of the Fund's Agreement and Declaration of Trust dated August 17, 2000 and Rule 17a-8 of the Investment Company Act of 1940, has unanimously approved the merger of the Phoenix Balanced Return Fund with and into the Phoenix Balanced Fund.
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              MERGING FUND                         SURVIVING FUND
-------------------------------------- -------------------------------------
  Phoenix Balanced Return Fund           Phoenix Balanced Fund
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    Pursuant to an Agreement and Plan of Reorganization (the "Agreement")
approved by the Board, the Phoenix Balanced Return Fund will transfer all or substantially all of its assets to the Phoenix Balanced Fund in exchange for shares of the Phoenix Balanced Fund and the assumption by the Phoenix Balanced Fund of all liabilities of the Phoenix Balanced Return Fund. Following the exchange, the Phoenix Balanced Return Fund will distribute the shares of the Phoenix Balanced Fund to its shareholders pro rata, in liquidation of the Phoenix Balanced Return Fund.

    The merger will be effective on or about May 19, 2006.

    Additional information about the merger, as well as information about the Phoenix Balanced Fund, will be distributed to shareholders of the Phoenix Balanced Return Fund upon consummation of the merger.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 2011/BalRetMerger (03/06)